Fair Value Measurements - Liabilities (Details) - Fair Value, Recurring - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrant Liability - Public & Private Warrants	$ 902	$ 7,341
Total Other Liabilities	902	7,341
Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrant Liability - Public & Private Warrants	875	7,125
Total Other Liabilities	875	7,125
Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrant Liability - Public & Private Warrants	0	0
Total Other Liabilities	0	0
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrant Liability - Public & Private Warrants	27	216
Total Other Liabilities	$ 27	$ 216